SHARE-BASED PAYMENT (Schedule of Share-Based Compensation Expenses Relating to Options Granted) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	$ 11,387	¥ 79,275	$ 15,799	¥ 108,628	$ 14,008	¥ 91,143
Cost of Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	2	14	51	351	206	1,343
Sales and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	1,064	7,410	1,652	11,361	1,418	9,228
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	8,356	58,172	11,137	76,573	9,868	64,202
Service development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	$ 1,965	13,679	$ 2,959	20,343	$ 2,516	16,370
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses		78,769		106,282		88,054
Employees [Member] | Cost of Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses		14		351		1,343
Employees [Member] | Sales and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses		7,410		11,361		9,228
Employees [Member] | General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses		57,666		74,227		61,113
Employees [Member] | Service development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses		13,679		20,343		16,370
Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses		506		2,346		3,089
Directors [Member] | Cost of Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses		0		0		0
Directors [Member] | Sales and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses		0		0		0
Directors [Member] | General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses		506		2,346		3,089
Directors [Member] | Service development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses		¥ 0		¥ 0		¥ 0